Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement operations and comprehensive loss	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
As Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (242,585)
Other income (expense):
Change in fair value of derivative warrant liabilities
Loss from investments held in Trust Account	(1,198)
Earnings before income taxes	(243,783)
Net loss	$ (243,783)
As Previously Reported [Member] | Class A common stock [Member]
Other income (expense):
Basic and Diluted weighted-average (in Shares) | shares	20,547,368
Basic and Diluted net (in Dollars per share) | $ / shares	$ 0.00
As Previously Reported [Member] | Class B common stock [Member]
Other income (expense):
Basic and Diluted weighted-average (in Shares) | shares	5,055,914
Basic and Diluted net (in Dollars per share) | $ / shares	$ (0.05)
Restatement Adjustment [Member]
Statement of Operations and Comprehensive Loss
Loss from operations
Other income (expense):
Loss upon issuance of private placement warrants	(1,103,400)
Offering costs associated with derivative warrant liabilities	(724,418)
Change in fair value of derivative warrant liabilities	(1,810,050)
Loss from investments held in Trust Account
Earnings before income taxes	(3,637,868)
Net loss	$ (3,637,868)
Restatement Adjustment [Member] | Class A common stock [Member]
Other income (expense):
Basic and Diluted weighted-average (in Shares) | shares
Basic and Diluted net (in Dollars per share) | $ / shares
Restatement Adjustment [Member] | Class B common stock [Member]
Other income (expense):
Basic and Diluted weighted-average (in Shares) | shares
Basic and Diluted net (in Dollars per share) | $ / shares	$ (0.50)
As Restated [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (242,585)
Other income (expense):
Loss upon issuance of private placement warrants	(1,103,400)
Offering costs associated with derivative warrant liabilities	(724,418)
Change in fair value of derivative warrant liabilities	(1,810,050)
Loss from investments held in Trust Account	(1,198)
Earnings before income taxes	(3,881,651)
Net loss	$ (3,881,651)
As Restated [Member] | Class A common stock [Member]
Other income (expense):
Basic and Diluted weighted-average (in Shares) | shares	20,547,368
Basic and Diluted net (in Dollars per share) | $ / shares	$ 0.00
As Restated [Member] | Class B common stock [Member]
Other income (expense):
Basic and Diluted weighted-average (in Shares) | shares	5,055,914
Basic and Diluted net (in Dollars per share) | $ / shares	$ (0.55)